Change in Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012		Jan. 29, 2011
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 92		$ 75
Actual return on plan assets	4		7
Employer contributions	7		9
Employee contributions	1		1
Benefits, expenses paid	(2)		(2)
Partial settlement	(10)	[1]	0	[1]
Foreign currency impact	1		2
Fair value of plan assets at end of year	$ 93		$ 92

[1]	The partial settlement amount represents the transfer of 30% of the TQPP plan assets to a new defined contribution plan.